ORGANIZATION AND PRINCIPAL ACTIVITIES (Schedule of Financial Information of Company's VIEs and VIEs' Subsidiaries) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity [Line Items]
Total assets	$ 90,974,833	$ 102,306,914
Total liabilities	118,842,314	112,560,152
Net revenues	41,463,973	52,672,460	$ 54,043,801
Net loss	(25,323,660)	(31,465,947)	(24,056,359)
Net cash (used in) provided by operating activities	2,823,826	(6,330,251)	(8,994,630)
Net cash provided by (used in) investing activities	(15,253,570)	(1,832,641)	790,626
Net cash provided by financing activities	6,379,340	(10,737,568)	17,061,076
VIEs and VIEs' subsidiaries [Member]
Variable Interest Entity [Line Items]
Total assets	66,465,586	67,788,321
Total liabilities	46,137,892	42,026,064
Net revenues	39,422,818	52,672,460	52,233,496
Net loss	(22,973,856)	(25,288,462)	(4,193,263)
Net cash (used in) provided by operating activities	(6,022,571)	12,040,459	(16,445,774)
Net cash provided by (used in) investing activities	(7,111,932)	487,309	4,216,520
Net cash provided by financing activities	$ 2,247,792	$ 5,701,719	$ 19,638,649